SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) (USD $)					12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009	Oct. 31, 2012 Land Located In Northeast PA Land Northeast PA	Oct. 31, 2012 Sewage Plants, wells and access roads at Jack Frost and Big Boulder Ski Areas Improvements Northeast PA	Oct. 31, 2012 Jack Frost National Golf Course Golf Course Northeast PA	Oct. 31, 2012 Corporate Building Office Building Northeast PA	Oct. 31, 2012 Shopping Center Building Baton Rouge Louisana	Oct. 31, 2012 Walgreens Building Toms River New Jersey	Oct. 31, 2012 Walgreens Building White Bear Lake, Minnesota	Oct. 31, 2012 Boulder View Tavern Building Eastern Pa	Oct. 31, 2012 Company Owned Rental Properties Building Eastern Pa	Oct. 31, 2012 Leased Lake Club Program Building Eastern Pa	Oct. 31, 2012 Leased Rental Program Building Eastern Pa
Initial cost - Land	$ 16,535,564				$ 3,276,233		$ 8,656,154		$ 2,208,165	$ 948,181	$ 1,446,831
Initial cost - Building	30,221,229					6,093,877	3,048,817	282,918	8,894,908	4,877,731	4,615,442	1,072,000	575,513	571,151	188,872
Subsequent to acquisition	3,255,737				906,342	566,350	8,684	271,955	59,315	483,028	380,783	576,145	3,135
Land	17,441,906				4,182,575		8,656,154		2,208,165	948,181	1,446,831
Building and improvements	32,570,624					6,660,227	3,057,501	554,873	8,954,223	5,360,759	4,996,225	1,648,145	578,648	571,151	188,872
Total Land, Building and Improvements	50,012,530	51,413,704	54,908,935	51,343,167	4,182,575	6,660,227	11,713,655	554,873	11,162,388	6,308,940	6,443,056	1,648,145	578,648	571,151	188,872
Accumulated depreciation	12,410,178	11,986,044	11,113,491	9,966,619		4,489,783	1,212,841	504,842	1,972,850	870,248	811,124	1,460,800	330,873	567,945	188,872
Total Costs Net of Accumulated Depreciation	37,602,352				4,182,575	2,170,444	10,500,814	50,031	9,189,538	5,438,692	5,631,932	187,345	247,775	3,206	0
Encumbrances	$ 16,450,000								$ 7,700,000	$ 4,038,000	$ 4,340,000		$ 372,000
Date of Acquisition					Various	Various/1982	2007	1982	2004	2006	2006	1986	2004 thru 2005	Various/1980	Various/1982